Restructuring costs and similar items	12 Months Ended
Dec. 31, 2018
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Restructuring costs and similar items

D.27. Restructuring costs and similar items

Restructuring costs and similar items amounted to €1,480 million in 2018, €731 million in 2017 and €879 million in 2016, and comprise the following items:

(€ million)	2018	2017	2016
Employee-related expenses	517	336	650
Expenses related to property, plant and equipment and to inventories	162	221	139
Compensation for early termination of contracts (other than contracts of employment)	352	61	31
Decontamination costs	5	(4)	3
Other restructuring costs	444	117	56

Total	1,480	731	879

Restructuring costs recognized in 2018 included:

(a)	termination benefit payments of €517 million in 2018, including provisions associated with the headcount adjustments in Europe announced in December 2018.
(b)

a provision of €283 million booked as of December 31, 2018 for penalties arising from the restructuring of the immuno-oncology research and development agreement with Regeneron, and in particular on termination of the collaboration on research programs included in the initial

July 2015 agreement (see Note C.1) which gives Sanofi the option of pursuing its own immuno-oncology development projects independently;

(c)	losses on property, plant and equipment due to site closures or divestments under transformation or reorganization programs (€162 million);

(d)

the costs of transferring the infectious diseases early stage R&D pipeline and research unit. Those transfer costs amounted to €252 million and primarily consist of payments to Evotec over a five-year period, including an upfront payment of €60 million on finalization of the agreement in early July 2018.

In 2017, restructuring costs mainly comprised employee-related expenses arising from headcount adjustment plans in the United States and Europe, and asset write-downs.

Costs relating to Sanofi transformation programs included within the “Other restructuring costs” line, as defined in Note B.19., amounted to €145 million in 2018 compared with €110 million in 2017 and €45 million in 2016.

The restructuring costs recognized in 2016 related mainly to the implementation of an organizational transformation program in France and the rest of the world as part of the 2020 strategic roadmap.